DELAWARE VIP® TRUST

Delaware VIP® International Value Equity Series (the “Series”)

Supplement to the Series’ Statement of Additional Information
dated April 30, 2018

Effective the date of this supplement, the following replaces the information in the section entitled “Portfolio Managers – Delaware Management Company – Other Accounts Managed”:
Delaware Management Company
Other Accounts Managed
The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of Dec. 31, 2017 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of Dec. 31, 2017.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Christopher S. Adams
Registered Investment Companies	4	$4.2 billion	0	$0
Other Pooled Investment Vehicles	1	$13.7 million	0	$0
Other Accounts	23	$1.2 billion	1	$45.6 million
Damon J. Andres
Registered Investment Companies	9	$2.0 billion	0	$0
Other Pooled Investment Vehicles	2	$74.4 million	0	$0
Other Accounts	3	$287.2 million	0	$0
Kristen E. Bartholdson
Registered Investment Companies	9	$15.7 million	0	$0
Other Pooled Investment Vehicles	4	$1.0 billion	0	$0
Other Accounts	31	$6.2 billion	1	$1.7 billion
Christopher S. Beck
Registered Investment Companies	5	$7.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	5	$389.9 million	0	$0
Adam H. Brown
Registered Investment Companies	14	$17.6 million	0	$0
Other Pooled Investment Vehicles	3	$320.7 million	0	$0
Other Accounts	3	$853.7million	0	$0
Stephen G. Catricks
Registered Investment Companies	5	$7.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	$228.3 million	0	$0

Liu-Er Chen
Registered Investment Companies	8	$7.1 billion	0	$0
Other Pooled Investment Vehicles	5	$925.1 million	0	$0
Other Accounts	3	$926.1 million	1	$343.3 million
Craig C. Dembek
Registered Investment Companies	9	$3.1 billion	0	$0
Other Pooled Investment Vehicles	2	$118.4 billion	2	$118.4 billion
Other Accounts	0	$0	0	$0
Roger A. Early
Registered Investment Companies	13	$20.8 billion	0	$0
Other Pooled Investment Vehicles	4	$679.2 million	0	$0
Other Accounts	46	$6.9 billion	0	$0
Paul Grillo
Registered Investment Companies	11	$18.9 billion	0	$0
Other Pooled Investment Vehicles	8	$1.2 billion	0	$0
Other Accounts	5	$760.9 million	0	$0
Scott P. Hastings
Registered Investment Companies	5	$718.1 million	0	$0
Other Pooled Investment Vehicles	3	$172.7 million	2	$118.4 million
Other Accounts	3	$287.2 million	0	$0
J. David Hillmeyer
Registered Investment Companies	10	$18.3 billion	0	$0
Other Pooled Investment Vehicles	4	$576.0 million	0	$0
Other Accounts	11	$4.2 billion	1	$1.7 billion
Nikhil G. Lalvani
Registered Investment Companies	9	$15.7 billion	0	$0
Other Pooled Investment Vehicles	4	$1.0 billion	0	$0
Other Accounts	31	$6.2 billion	1	$1.7 billion
Kent P. Madden
Registered Investment Companies	5	$7.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	$228.3 million	0	$0
Paul A. Matlack
Registered Investment Companies	10	$3.1 billion	0	$0
Other Pooled Investment Vehicles	2	$355.6 million	0	$0
Other Accounts	1	$106.6 million	0	$0
John P. McCarthy
Registered Investment Companies	15	$19.3 billion	0	$0
Other Pooled Investment Vehicles	2	$318.6 million	0	$0
Other Accounts	3	$853.7 million	0	$0
Brian C. McDonnell
Registered Investment Companies	7	$11.8 billion	0	$0

Other Pooled Investment Vehicles	11	$1.2 billion	0	$0
Other Accounts	56	$5.8 billion	0	$0
Kelly A. McKee
Registered Investment Companies	5	$7.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	$228.3 million	0	$0
Francis X. Morris
Registered Investment Companies	9	$3.5 billion	0	$0
Other Pooled Investment Vehicles	1	$15.7 million	0	$0
Other Accounts	19	$955.2 million	1	$45.6 million
Michael S. Morris
Registered Investment Companies	4	$4.2 billion	0	$0
Other Pooled Investment Vehicles	1	$13.7 million	0	$0
Other Accounts	23	$1.2 billion	1	$45.6 million
D. Tysen Nutt Jr.
Registered Investment Companies	10	$16.0 billion	0	$0
Other Pooled Investment Vehicles	5	$1.1 billion	0	$0
Other Accounts	31	$6.2 billion	1	$1.7 billion
Donald G. Padilla
Registered Investment Companies	4	$4.2 billion	0	$0
Other Pooled Investment Vehicles	1	$13.7 million	0	$0
Other Accounts	23	$1.2 billion	1	$45.6 million
David E. Reidinger
Registered Investment Companies	4	$4.2 billion	0	$0
Other Pooled Investment Vehicles	1	$13.7 million	0	$0
Other Accounts	23	$1.2 billion	1	$45.6 million
Robert A. Vogel, Jr.
Registered Investment Companies	9	$15.7 billion	0	$0
Other Pooled Investment Vehicles	4	$1.0 billion	0	$0
Other Accounts	31	$6.2 billion	1	$1.7 billion
Babak Zenouzi
Registered Investment Companies	11	$2.4 billion	0	$0
Other Pooled Investment Vehicles	4	$192.8 million	2	$118.4 million
Other Accounts	3	$287.2 million	0	$0
Sharon Hill*
Registered Investment Companies	1	$274.2 million	0	$0
Other Pooled Investment Vehicles	4	$225.7 million	0	$0
Other Accounts	2	$2.6 million	0	$0
Jens Hansen*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	9	$2.6 billion	0	$0
Other Accounts	11	$1.8 billion	1	$300.5 million
Klaus Petersen*

Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	9	$2.6 billion	0	$0
Other Accounts	11	$1.8 billion	1	$300.5 million
Claus Juul*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	9	$2.6 billion	0	$0
Other Accounts	11	$1.8 billion	1	$300.5 million
Åsa Annerstedt*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	9	$2.6 billion	0	$0
Other Accounts	11	$1.8 billion	1	$300.5 million
*Sharon Hill, Jens Hansen, Klaus Petersen, Claus Juul and Åsa Annerstedt became portfolio managers of Delaware VIP International Value Equity Series in March 2019.  Information provided is as of January 31, 2019.

Effective the date of this supplement, the following replaces the information in the second paragraph of the section entitled “Portfolio Managers – Delaware Management Company – Description of Material Conflicts of Interest”:

Seven of the accounts managed by the portfolio managers as set forth in the table above have performance-based fees. This compensation structure presents a potential conflict of interest because the portfolio managers have an incentive to manage these accounts so as to enhance performance, to the possible detriment of other accounts for which the Manager does not receive a performance-based fee. A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Manager’s Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Effective the date of this supplement, the following replaces the information in the section entitled “Portfolio Managers — Delaware Management Company — Compensation Structure — Bonus — International Equity Portfolio Managers”:

Bonus — Equity Quantitative Portfolio Manager. The portfolio manager is eligible to receive an annual cash bonus.  Due to the broad nature of their roles in addition to their management responsibilities for certain Series, the amounts of their bonuses are not tied to a bonus pool or specific quantitative performance measurement.   While the performance of the Series is a factor in determining bonuses, their bonuses are also based on individual performance measurements, both objective and subjective, as determined by senior management.

Bonus — Global Equity Portfolio Managers. Fixed remuneration is determined by the individual’s skills, contribution to MGL’s success and competitor analysis to attract and retain the highest calibre staff. Performance based remuneration is in the form of profit share which is discretionary in nature and truly variable. Performance-based profit share is allocated to Macquarie Group Limited (MGL) businesses and, in turn, to individuals based on performance. Performance is primarily assessed based on relative contribution to profits while taking into account capital usage and risk management. This results in businesses and individuals being motivated to increase earnings and to use shareholder funds efficiently, consistent with prudent risk-taking.

The Global Equity team is a separate profit center within MGL and they receive a portion of the profits generated by the Global Equity Business. Performance assessment and profit share split is a function of many aspects; these are listed below in decreasing order of significance:

• Profitability of the funds managed. As revenue is generated from both the management fees and performance fees of the funds managed by the team, profitability is a function of both the assets under management and the excess performance of the funds relative to their respective benchmarks over the relevant performance period;

• Performance of equity funds excess to benchmark and relative to peers over 1, 3, and 5 years;

• Research quality and efficiency;

• Product development initiative; and

• Overall business unit profitability.

In addition, other qualitative measures are used in assessing individual performance, such as: how business is done, governance and compliance, long-term sustainability, people leadership, and adherence to MGL’s goals and values. Staff are motivated to work co-operatively given that their profit share will reflect MGL’s overall performance, the relative performance of their business and their individual contribution.

MGL endorses profit share retention whereby a proportion is retained and notionally invested in underlying assets/funds the individual is responsible for to align employees’ interests with those of the wider business.

Effective the date of this supplement, the following sentence is added to the information in the section entitled “Portfolio Managers — Delaware Management Company — Ownership of Series Shares”:

Ownership of Series Shares

As of Jan. 31, 2019, Dr. Hill, Ms. Annerstedt, and Messrs. Hansen, Petersen, and Juul did not own shares of the Series.

Please keep this Supplement for future reference.

This Supplement is dated March 1, 2019.